CAPITAL AND RESERVES - Public Offering (Details) - $ / shares	Jun. 21, 2018	Dec. 31, 2019	Jun. 20, 2018
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)		$ 1.20
Entity common stock, shares outstanding (in shares)		35,669,330
Luxembourg
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)			$ 1.20
Sale of stock, price per share (in dollars per share)	$ 52.00
Luxembourg | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares			5,815,259
Number of additional shares authorized (in shares)			872,289
Stock options issued (in shares)	872,289